Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 164.2%   (99.1% of Total Investments)
X – MUNICIPAL BONDS - 162 .0% ( 97 .7 % of Total Investments)
X 4,686,630,929
Alabama - 2.3% (1.4% of Total Investments)
$ 3,645 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   $ 3,670,916
4,710 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 A-   4,569,548
7,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 2/01/53, (Mandatory
Put 6/01/29)
3/29 at 100.15 A1   7,877,475
30,730 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds,
Series 2016A, 5.000%, 9/01/46
No Opt. Call A2   31,800,633
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   8,025,642
The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A:
1,000 5.250%, 8/01/30 8/26 at 100.00 N/R   960,700
1,300 5.500%, 8/01/35 8/26 at 100.00 N/R   1,222,728
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
2,914 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   2,722,958
4,220 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   3,823,573
1,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/44
9/29 at 100.00 AA-   1,774,578
Total Alabama 66,448,751
Alaska - 0.5% (0.3% of Total Investments)
Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
4,490 4.000%, 6/01/41 6/31 at 100.00 A-   4,226,482
8,100 4.000%, 6/01/50 6/31 at 100.00 BBB+   7,172,307
940 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%,
6/01/50
6/31 at 100.00 BBB-   935,620
19,045 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%,
6/01/66
6/31 at 30.73 N/R   2,425,190
Total Alaska 14,759,599
Arizona - 2.4% (1.5% of Total Investments)
1,475 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB   1,344,595
6,290 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB+   5,644,772
3,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39,
144A
6/28 at 100.00 N/R   3,391,834

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,142 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021
960240 (4)
7/27 at 100.00 N/R   $ 2,419,491
4,885 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project,
Series 2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB-   4,169,103
1,350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56, 144A
7/31 at 100.00 BB+   979,317
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B:
1,730 5.000%, 7/01/49, 144A 7/29 at 100.00 Ba2   1,571,757
1,975 5.000%, 7/01/54, 144A 7/29 at 100.00 Ba2   1,754,156
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016,
5.000%, 7/01/47
7/26 at 100.00 Baa3   803,088
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA   7,319,700
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA   10,653,259
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
620 5.000%, 7/01/35, 144A 7/25 at 100.00 BB   620,756
1,025 5.000%, 7/01/46, 144A 7/25 at 100.00 BB   939,915
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,130 5.250%, 7/01/36 7/26 at 100.00 BB-   1,119,468
1,850 5.375%, 7/01/46 7/26 at 100.00 BB-   1,741,461
2,135 5.500%, 7/01/51 7/26 at 100.00 BB-   2,007,092
2,920 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   2,894,158
885 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   887,646
3,050 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   3,117,344
5,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 AA+   5,489,950
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
6,120 5.000%, 12/01/32 No Opt. Call BBB+   6,489,709
2,365 5.000%, 12/01/37 No Opt. Call BBB+   2,474,453
2,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A2   2,000,940
Total Arizona 69,833,964
Arkansas - 0.6% (0.3% of Total Investments)
Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006:
2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call Aa2   1,550,566
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call Aa2   6,869,197

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 1,250 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 4.250%, 3/01/48
3/33 at 100.00 A1   $ 1,224,225
6,710 Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured , (WI/DD)
2/30 at 100.00 AA   6,498,232
Total Arkansas 16,142,220
California - 12.7% (7.6% of Total Investments)
6,135 Alhambra Unified School District, Los Angeles County, California,
General Obligation Bonds, Capital Appreciation Series 2009B,
0.000%, 8/01/30 - AGC Insured
No Opt. Call AA   4,924,319
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   3,642,621
6,820 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (5) 4,576,084
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 BBB   4,106,478
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 -
BAM Insured
11/31 at 100.00 Aa3   2,788,528
1,650 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   1,724,415
2,325 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-
1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   1,541,103
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R   1,326,500
1,430 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   1,326,525
310 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   315,233
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   8,618,063
5,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49
No Opt. Call AAA   5,936,550
12,940 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49, (UB) (6)
No Opt. Call AAA   15,363,791
10,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2021V-2, 5.000%, 4/01/51, (UB) (6)
No Opt. Call AAA   11,885,400
8,300 California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45, (UB) (6)
No Opt. Call AAA   9,830,105
6,665 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
(6)
8/25 at 100.00 AA-   6,796,500
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A:
3,065 5.000%, 7/01/31, 144A 7/26 at 100.00 BB   3,092,125
1,000 5.000%, 7/01/36, 144A 7/26 at 100.00 BB   1,000,220
555 5.000%, 7/01/41, 144A 7/26 at 100.00 BB   531,529
195 5.000%, 7/01/46, 144A 7/26 at 100.00 BB   181,179

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A:
$ 260 5.000%, 6/01/36 6/26 at 100.00 BBB-   $ 263,635
435 5.000%, 6/01/46 6/26 at 100.00 BBB-   432,651
3,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   3,018,750
5,425 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3   5,488,852
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB-   2,054,961
735 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/46, 144A
6/26 at 100.00 N/R   688,394
715 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/36, 144A
6/25 at 100.00 N/R   704,969
570 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2017A, 5.125%,
6/01/47, 144A
6/26 at 100.00 N/R   531,730
80 California State, General Obligation Bonds, Series 2002, 5.000%,
10/01/32 - NPFG Insured
8/23 at 100.00 AA-   80,163
5 California State, General Obligation Bonds, Series 2004, 5.000%,
4/01/31 - AMBAC Insured
8/23 at 100.00 AA-   5,010
9,275 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB   9,371,275
65,430 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   65,458,135
7,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB   7,135,205
4,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
4.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (5) 4,033,440
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
23 5.750%, 7/01/30 (4),(7) 9/23 at 100.00 N/R   23,133
67 5.750%, 7/01/35 (4),(7) 9/23 at 100.00 N/R   66,763
5,000 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured,
(ETM)
No Opt. Call Baa2  (5) 4,693,550
5,330 CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   3,532,937
4,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R   2,645,960
3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/33 - AGM Insured
No Opt. Call A1   2,397,503
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call Aa3   7,188,219

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1, 3.600%, 5/01/47, 144A
5/32 at 100.00 N/R   $ 1,587,200
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2, 4.000%, 6/01/58, 144A
6/31 at 100.00 N/R   3,880,250
4,720 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1, 3.400%, 10/01/46, 144A
10/31 at 100.00 N/R   3,631,049
20,985 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R   14,106,747
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2, 3.000%, 12/01/56
12/31 at 100.00 N/R   3,319,300
2,475 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,652,632
12,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   9,419,750
El Rancho Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2010 Series 2011A:
2,615 6.900%, 8/01/31 - AGM Insured 8/28 at 100.00 A1   3,082,614
3,600 7.050%, 8/01/34 - AGM Insured 8/28 at 100.00 A1   4,263,480
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call BBB+   2,722,104
5,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB+   3,299,250
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
910 0.000%, 1/15/42 (8) 1/31 at 100.00 Baa2   1,074,783
6,610 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (5) 6,696,525
4,595 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 Baa2   3,902,120
33,860 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   3,648,415
1,825 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   1,901,814
Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call AA   5,370,120
5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call AA   5,380,368
1,075 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
8/23 at 100.00 AA   1,076,086
7,575 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (8)
8/35 at 100.00 AA   6,954,835
3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   4,038,200

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Oceanside Unified School District, San Diego County, California,
General Obligation Bonds, Capital Appreciation, 2008 Election Series
2009A:
$ 3,960 0.000%, 8/01/26 - AGC Insured No Opt. Call Aa3   $ 3,575,365
270 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 246,523
605 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 552,395
530 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 483,917
540 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 493,047
1,715 0.000%, 8/01/28 - AGC Insured No Opt. Call Aa3   1,450,479
170 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 147,361
225 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 195,037
110 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 95,351
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 N/R   3,847,245
Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021:
2,560 2.000%, 11/01/42 11/30 at 100.00 AA+   1,791,565
1,940 2.125%, 11/01/44 11/30 at 100.00 AA+   1,338,386
3,700 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A, 0.000%,
8/01/25 - NPFG Insured
No Opt. Call BBB-   3,439,298
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB-   9,090,733
5,000 Pasadena Area Community College District, Los Angeles County,
California, General Obligation Bonds, 2022 Election Series 2023A-1,
4.000%, 8/01/52 , (WI/DD)
8/32 at 100.00 AA+   4,917,750
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/30 - AMBAC Insured
No Opt. Call A+   6,980,927
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015:
480 5.000%, 9/01/40 9/25 at 100.00 N/R   485,227
905 5.000%, 9/01/46 9/25 at 100.00 N/R   912,077
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
2,680 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (5) 2,757,988
8,275 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (5) 8,515,802
3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call AAA   2,744,072
4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 -
AGM Insured
No Opt. Call AA   2,853,941
5,690 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42
8/25 at 41.10 A3   2,137,050
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
1,265 6.250%, 7/01/24, (ETM) No Opt. Call Baa2  (5) 1,298,358
1,265 6.250%, 7/01/24 No Opt. Call Baa2   1,298,130
3,500 Saugus Union School District, Los Angeles County, California, General
Obligation Bonds, Series 2006, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call A+   3,500,000
605 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   635,649
Total California 366,113,818

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 10.5% (6.3% of Total Investments)
$ 4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   $ 3,390,163
850 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R   808,554
Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A:
883 5.500%, 12/01/36 8/23 at 102.00 N/R   887,079
1,175 5.750%, 12/01/46 8/23 at 102.00 N/R   1,177,973
700 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series
2017A, 5.000%, 12/01/47
8/23 at 103.00 N/R   658,952
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
8/23 at 103.00 N/R   3,352,507
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
8/23 at 103.00 N/R   1,661,507
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
1,140 5.000%, 12/01/37, 144A 8/23 at 103.00 N/R   1,086,693
5,465 5.000%, 12/01/47, 144A 8/23 at 103.00 N/R   4,975,227
1,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   1,285,905
195 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-
refunded 12/01/23)
12/23 at 100.00 BB+  (5) 195,844
1,200 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
8/23 at 103.00 N/R   1,128,132
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+   764,190
1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+   1,176,790
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 A+   3,179,647
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+   1,384,530
Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan Society
Project, Refunding Series 2017:
2,460 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (5) 2,644,032
23,470 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (5) 25,225,791
5,755 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 Baa1   5,245,107
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/50
12/27 at 103.00 A-   3,952,830

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
$ 1,410 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) $ 1,456,911
2,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 2,066,540
5,870 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 6,065,295
6,920 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 7,150,228
2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB-   1,941,817
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds,
Class I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 AAA   9,652,620
4,105 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   4,032,998
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   540,780
1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 5.250%, 12/01/47
8/23 at 103.00 N/R   1,420,800
1,262 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 5.250%, 12/01/47
8/23 at 103.00 N/R   1,206,813
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R   494,770
10,640 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   10,663,515
445 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series
2018A, 5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   449,018
2,190 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   2,209,776
11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   5,194,215
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B:
35,995 0.000%, 9/01/23 - NPFG Insured No Opt. Call A2   35,884,496
6,525 0.000%, 9/01/26 - NPFG Insured No Opt. Call A   5,840,984
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
17,030 0.000%, 9/01/25 - NPFG Insured No Opt. Call A   15,776,592
10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call A2   7,179,888
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   29,633,855
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call A2   17,303,000
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   986,563
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call A2   4,608,590
5,575 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   5,578,234
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R   556,116

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 N/R   $ 474,795
Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015:
1,005 5.750%, 12/15/46 (4) 12/23 at 100.00 N/R   656,275
5,355 6.000%, 12/15/50 (4) 12/23 at 100.00 N/R   3,506,775
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
8/23 at 101.00 N/R   492,520
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 N/R   842,869
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 A2   4,414,484
North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A:
1,000 5.625%, 12/01/37 8/23 at 103.00 N/R   1,010,660
1,000 5.750%, 12/01/47 8/23 at 103.00 N/R   1,007,150
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
3,380 5.000%, 12/01/39 12/24 at 103.00 N/R   3,223,641
6,900 5.000%, 12/01/49 12/24 at 103.00 N/R   6,227,595
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016:
660 5.000%, 12/01/36 12/26 at 100.00 Baa3   673,873
1,060 5.000%, 12/01/46 12/26 at 100.00 Baa3   1,067,367
660 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   662,581
1,335 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41, 144A
3/26 at 103.00 N/R   1,233,353
4,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 N/R   2,222,800
2,760 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   2,729,419
1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   1,171,890
Reata South Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2018:
1,310 5.375%, 12/01/37 12/23 at 103.00 N/R   1,305,101
2,765 5.500%, 12/01/47 12/23 at 103.00 N/R   2,684,428
5,050 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 3.000%,
7/15/37
1/31 at 100.00 Baa1   4,378,098
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   1,144,004
930 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/46
8/23 at 102.00 N/R   864,602

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%,
12/01/37
8/23 at 103.00 N/R   $ 982,830
STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds, Refunding
& improvement Series 2019A:
1,000 5.000%, 12/01/38 12/24 at 103.00 N/R   935,580
570 5.000%, 12/01/49 12/24 at 103.00 N/R   515,223
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 4.250%, 12/01/50
12/25 at 102.00 N/R   640,007
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%,
12/01/50
12/25 at 103.00 N/R   2,482,583
450 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R   379,359
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R   379,335
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/51
3/26 at 103.00 N/R   728,109
3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 AA   3,611,736
8,260 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   7,788,271
Total Colorado 302,513,180
Connecticut - 5.5% (3.3% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 A1   2,382,098
1,600 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 A1   1,625,040
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 A1   2,902,592
Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470 5.000%, 11/01/36 11/27 at 100.00 A3   1,565,035
750 5.000%, 11/01/37 11/27 at 100.00 A3   794,303
2,175 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A   2,196,141
1,500 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Children?s Medical Center and Subsidiaries,
Series 2023E, 4.250%, 7/15/53
1/33 at 100.00 A3   1,450,485
15 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut College, Refunding Series 2016L-1, 4.000%,
7/01/46
7/26 at 100.00 A2   13,919
1,100 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB   1,065,251
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford Inc.
Project, Series 2016A:
590 5.000%, 9/01/46, 144A 9/26 at 100.00 BB   483,098
2,540 5.000%, 9/01/53, 144A 9/26 at 100.00 BB   2,003,171

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54,
144A
10/24 at 104.00 B   $ 2,228,040
1,915 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3   1,943,227
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A:
2,770 4.000%, 7/01/41 7/29 at 100.00 Baa3   2,508,096
2,000 4.000%, 7/01/49 7/29 at 100.00 Baa3   1,735,520
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L:
6,380 4.125%, 7/01/41 7/25 at 100.00 A-   6,131,690
7,030 5.000%, 7/01/45 7/25 at 100.00 A-   7,133,130
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2016M:
500 5.000%, 7/01/34 7/26 at 100.00 A-   522,365
1,250 5.000%, 7/01/36 7/26 at 100.00 A-   1,295,575
6,145 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A3   6,331,869
4,025 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+   3,674,583
2,250 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 BBB-   2,200,118
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014E:
2,610 5.000%, 7/01/32 7/24 at 100.00 A1   2,644,452
2,740 5.000%, 7/01/33 7/24 at 100.00 A1   2,775,949
900 5.000%, 7/01/34 7/24 at 100.00 A1   911,484
5,580 Connecticut Health and Educational Facilities Authoroity, Revneue
Bonds, Connecticut State University System, Series 2013N, 5.000%,
11/01/31, (Pre-refunded 11/01/23)
11/23 at 100.00 AA-  (5) 5,602,655
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2023B:
2,775 4.500%, 11/15/43 , (WI/DD) 5/32 at 100.00 AAA   2,786,294
13,425 4.650%, 11/15/48, (UB) , (WI/DD) 5/32 at 100.00 AAA   13,483,936
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 AA-   3,562,895
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 AA-   2,729,703
3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 AA-   4,010,362
Connecticut State, General Obligation Bonds, Series 2018A:
3,500 5.000%, 4/15/35 4/28 at 100.00 AA-   3,804,185
5,000 5.000%, 4/15/38 4/28 at 100.00 AA-   5,327,850
3,855 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 Aa3   3,862,286
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 Aa3   1,428,631
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A:
5,300 5.000%, 9/01/33 9/26 at 100.00 Aa3   5,590,599
1,075 5.000%, 9/01/34 9/26 at 100.00 Aa3   1,132,018

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 Aa3   $ 3,556,630
Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 A1  (5) 509,340
1,000 5.000%, 8/15/31, (Pre-refunded 8/15/24) 8/24 at 100.00 A1  (5) 1,018,680
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
8/23 at 100.00 A1   55,025
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
8/24 at 100.00 AA   228,546
2,315 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   2,321,737
10,015 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 AA  (5) 10,236,932
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 Aa3   2,477,009
1,055 Milford, Connecticut, General Obligation Bonds, Series 2018, 4.000%,
11/01/37
11/24 at 100.00 AA+   1,059,157
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 BBB+   1,628,523
985 New Haven, Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 8/01/33, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 BBB+  (5) 1,001,765
New Haven, Connecticut, General Obligation Bonds, Series 2015:
790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 BBB+   819,870
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 BBB+   1,680,896
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 BBB+   517,550
New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,045 5.000%, 8/01/35 8/27 at 100.00 BBB+   1,095,891
1,425 5.000%, 8/01/36 8/27 at 100.00 BBB+   1,486,788
900 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1   915,507
795 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-
refunded 8/01/24)
8/24 at 100.00 AA-  (5) 809,310
2,220 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-Second Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 AA-   2,317,081
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 Aa2   500,395
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R   1,055,165
1,500 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 A2   1,494,930
1,005 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 BBB   1,085,300
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 A+   2,501,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 760 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 A+   $ 765,974
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 A+   2,349,765
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA-   463,476
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA-   406,243
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA-   635,199
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA-   463,312
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA-   463,201
Total Connecticut 157,759,692
Delaware - 0.1% (0.1% of Total Investments)
Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A:
2,585 5.000%, 7/01/53 1/28 at 100.00 BB-   2,354,004
1,000 5.000%, 7/01/58 1/28 at 100.00 BB-   898,560
Total Delaware 3,252,564
District of Columbia - 3.6% (2.2% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
8/23 at 100.00 BB-   3,623,357
186,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/23 at 24.60 N/R   43,455,180
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at
Rock Creek Project, Series 2017A, 5.000%, 7/01/42
7/24 at 103.00 N/R   1,322,370
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A:
5,030 4.000%, 10/01/52 - AGM Insured 10/31 at 100.00 A1   4,772,564
17,595 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 A1   12,447,231
22,015 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 A1   16,076,894
11,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (5) 12,186,020
10,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   11,299,600
Total District of Columbia 105,183,216
Florida - 4.2% (2.5% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R   969,715
1,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/50,
144A
7/26 at 100.00 N/R   853,240
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018:
1,290 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R   1,312,278
1,045 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R   1,053,935
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
1,290 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   928,258
1,250 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   895,363

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A:
$ 1,065 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1   $ 1,058,248
1,470 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1   1,415,081
3,788 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R   492,444
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A:
6,050 5.125%, 6/15/37, 144A 6/27 at 100.00 N/R   5,946,545
1,885 5.250%, 6/15/47, 144A 6/27 at 100.00 N/R   1,777,291
880 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37, 144A
10/27 at 100.00 Ba1   845,319
735 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49, 144A
10/27 at 100.00 Ba1   658,942
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   4,788,618
785 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   800,763
1,480 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (5) 1,489,605
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1:
240 5.250%, 11/01/37 11/28 at 100.00 N/R   243,185
305 5.600%, 11/01/46 11/28 at 100.00 N/R   308,443
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015:
280 5.250%, 5/01/35 5/26 at 100.00 N/R   282,461
315 5.300%, 5/01/36 5/26 at 100.00 N/R   318,015
475 5.500%, 5/01/45 5/26 at 100.00 N/R   477,190
655 5.500%, 5/01/46 5/26 at 100.00 N/R   657,443
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A:
255 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R   257,848
665 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R   667,620
415 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.000%, 6/15/37, 144A
6/26 at 100.00 N/R   419,636
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
2,375 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   2,382,932
3,735 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   3,677,556
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,075 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   1,974,570
1,335 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   1,209,804
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A:
4,330 5.000%, 6/15/50 6/27 at 100.00 BBB   4,196,463
3,405 5.000%, 6/15/55 6/27 at 100.00 BBB   3,253,239

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A:
$ 3,090 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   $ 3,113,021
3,450 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   3,455,382
550 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   554,834
4,380 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.125%, 6/15/47, 144A
6/27 at 100.00 N/R   4,018,431
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A:
1,485 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R   1,525,154
4,350 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R   4,432,085
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 Aaa   3,703,719
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R   1,416,345
2,215 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   1,956,266
625 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37,
144A
5/27 at 100.00 N/R   628,550
1,000 Manatee County, Florida, Public Utilities Revenue Bonds, Improvement
and Refunding Series 2023, 4.000%, 10/01/53
4/33 at 100.00 Aa1   965,860
4,140 Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%,
11/15/45, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R  (5) 4,218,826
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017:
1,080 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R   1,084,979
1,920 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R   1,903,027
5,965 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 BBB+   6,002,579
2,130 Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%,
7/01/46
7/27 at 100.00 BB+   1,735,694
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+   5,008,900
4,785 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.350%, 8/01/35
8/26 at 100.00 N/R   4,868,211
5,070 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   4,732,490
Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1:
2,890 5.000%, 10/01/49 10/29 at 100.00 BBB-   2,937,743
3,345 4.000%, 10/01/54 10/29 at 100.00 BBB-   2,919,817

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022, 5.000%,
11/01/47
11/32 at 100.00 BBB-   $ 2,007,980
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   807,007
5,000 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48
7/28 at 100.00 A1   4,686,200
220 Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1   163,152
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016:
170 4.750%, 11/01/28 11/27 at 100.00 N/R   171,766
370 5.375%, 11/01/36 11/27 at 100.00 N/R   375,358
905 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 N/R   917,751
185 Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health
System - St. Joseph's Hospital, Series 1993, 5.125%, 12/01/23 - NPFG
Insured, (ETM)
8/23 at 100.00 N/R  (5) 189,645
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   5,098,450
Total Florida 121,211,272
Georgia - 3.5% (2.1% of Total Investments)
4,000 Brookhaven Urban Redevelopment Agency, Georgia, Revenue Bonds,
Series 2023A, 4.000%, 7/01/48
7/33 at 100.00 AAA   3,957,680
17,085 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Transmission Corporation Vogtle Project,
Series 2012, 2.750%, 1/01/52
5/31 at 100.00 A1   11,274,221
5,775 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017C, 4.125%, 11/01/45
2/28 at 100.00 BBB   5,207,144
11,280 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   10,170,838
15,305 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (5) 15,826,747
Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A:
2,680 3.950%, 12/01/43 6/27 at 100.00 AAA   2,643,311
4,085 4.000%, 12/01/48 6/27 at 100.00 AAA   4,018,986
Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A:
2,215 4.350%, 12/01/43, (UB) (6) 6/32 at 100.00 AAA   2,208,178
3,000 4.550%, 12/01/48, (UB) (6) 6/32 at 100.00 AAA   3,017,670
2,930 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 BBB+   2,961,585
1,300 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%,
6/15/37, 144A
6/27 at 100.00 N/R   1,314,690
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   9,655,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 4,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3   $ 3,595,400
10,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   10,008,500
5,630 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 BBB+   5,706,343
10,090 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 A3   10,216,327
Total Georgia 101,782,820
Guam - 0.3% (0.2% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB   1,493,835
Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017:
1,335 5.000%, 7/01/36 7/27 at 100.00 Baa2   1,372,247
1,665 5.000%, 7/01/40 7/27 at 100.00 Baa2   1,691,856
4,770 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2   4,846,606
Total Guam 9,404,544
Hawaii - 0.1% (0.1% of Total Investments)
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   1,283,370
170 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
8/23 at 100.00 BB   170,111
1,395 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40
7/25 at 100.00 AA-   1,350,862
Total Hawaii 2,804,343
Idaho - 1.0% (0.6% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health
Project, Series 2014:
3,300 4.375%, 7/01/34 7/24 at 100.00 A   3,321,681
12,495 4.750%, 7/01/44 7/24 at 100.00 A   12,219,235
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+   1,252,850
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A:
500 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R   418,275
1,415 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R   1,121,402
12,555 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   9,793,653
Total Idaho 28,127,096
Illinois - 24.3% (14.7% of Total Investments)
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   70,792,515
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 A   1,012,760
1,110 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 A   1,219,502

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
8/23 at 100.00 Ba2   $ 5,167,951
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   9,092,496
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H:
5,835 5.000%, 12/01/36 12/27 at 100.00 BB+   5,887,107
4,940 5.000%, 12/01/46 12/27 at 100.00 BB+   4,852,710
6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   5,948,008
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   40,783,333
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   15,489,139
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   21,119,681
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call BB+   1,038,592
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A:
1,405 4.000%, 12/01/50 12/29 at 100.00 A+   1,288,146
2,000 5.000%, 12/01/55 12/29 at 100.00 A+   2,063,280
12,215 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   12,371,108
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022B:
2,565 4.500%, 1/01/56 1/31 at 100.00 A+   2,577,697
5,000 5.250%, 1/01/56 1/31 at 100.00 A+   5,413,900
1,355 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/39
1/32 at 100.00 Baa3   1,485,758
32,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/32 - FGIC Insured
No Opt. Call Baa2   22,958,189
2,500 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/33
1/24 at 100.00 Baa3   2,519,425
17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   18,700,031
2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB   2,630,347
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 A   3,026,880
10,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/43
12/23 at 100.00 BBB   10,006,200
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT:
2,500 4.450%, 11/01/36 11/25 at 102.00 A2   2,562,025
3,400 5.500%, 11/01/36 11/23 at 100.00 A   3,418,190
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A:
1,700 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R   1,736,958

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 115 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R   $ 117,617
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020:
3,835 4.000%, 10/01/50 10/30 at 100.00 BBB+   3,359,076
5,190 4.000%, 10/01/55 10/30 at 100.00 BBB+   4,459,508
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
1,755 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (5) 1,809,668
37,075 4.000%, 2/15/41 2/27 at 100.00 Aa2   36,061,741
80 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (5) 82,492
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
1,485 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (5) 1,510,883
19,025 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (5) 19,356,606
500 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   506,665
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   3,248,720
10,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47, (UB)
(6)
8/32 at 100.00 AA-   10,584,900
12,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   12,080,880
Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University
Research Building Project, Series 2017C:
1,000 5.000%, 8/01/42 8/27 at 100.00 BBB+   1,000,390
1,000 5.000%, 8/01/46 8/27 at 100.00 BBB+   985,270
1,000 5.000%, 8/01/47 8/27 at 100.00 BBB+   986,980
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   571,009
5,140 5.000%, 8/15/44 8/25 at 100.00 A3   5,144,832
10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (UB) (6)
8/32 at 100.00 AA-   10,513,700
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
2,235 5.000%, 10/01/46 10/25 at 100.00 AA-   2,275,900
17,765 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (5) 18,421,950
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 Aaa   3,870,909
3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 BB+   3,706,121
Illinois State, General Obligation Bonds, December Series 2017A:
11,800 5.000%, 12/01/38 12/27 at 100.00 Baa1   12,218,310
1,330 5.000%, 12/01/39 12/27 at 100.00 BBB+   1,373,451
Illinois State, General Obligation Bonds, February Series 2014:
3,275 5.000%, 2/01/24 No Opt. Call BBB+   3,296,943
1,575 5.250%, 2/01/34 2/24 at 100.00 BBB+   1,586,497
7,515 5.000%, 2/01/39 2/24 at 100.00 BBB+   7,536,568
5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 BBB+   5,375,032

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, May Series 2014:
$ 510 5.000%, 5/01/36 5/24 at 100.00 BBB+   $ 513,315
1,915 5.000%, 5/01/39 5/24 at 100.00 Baa1   1,922,966
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   4,877,233
1,495 Illinois State, General Obligation Bonds, May Series 2023B, 4.500%,
5/01/48
5/32 at 100.00 BBB+   1,492,847
13,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/41
11/26 at 100.00 Baa1   13,330,416
31,460 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   33,476,586
2,040 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB+   2,170,723
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
4.000%, 11/01/35
11/29 at 100.00 Baa1   5,048,350
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 Baa1   5,268,150
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A:
5,000 5.000%, 1/01/35 8/23 at 100.00 AA-   5,006,750
5,590 5.000%, 1/01/38 8/23 at 100.00 AA-   5,594,807
18,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   19,287,616
10,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   11,050,143
4,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.000%, 1/01/44
7/33 at 100.00 AA-   4,620,345
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   545,519
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
11,305 4.000%, 6/15/50 12/29 at 100.00 BBB   10,404,896
7,290 5.000%, 6/15/50 12/29 at 100.00 BBB   7,399,058
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A:
9,945 4.000%, 12/15/47 12/31 at 100.00 BBB   9,276,497
4,500 4.000%, 6/15/52 12/31 at 100.00 BBB   4,105,980
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A:
2,890 0.000%, 12/15/52 No Opt. Call BBB   703,859
5,185 5.000%, 6/15/53 12/25 at 100.00 BBB   5,234,206
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1:
25,000 0.000%, 6/15/44 - AGM Insured No Opt. Call BBB   9,796,500
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   16,074,288
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call BBB   3,534,600
8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call Baa2   7,270,113
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call Baa2   17,111,122

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call BBB   $ 12,294,200
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call Baa2   5,024,697
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   427,851
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,850,105
2,615 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call Aa3   3,097,258
7,025 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (5) 7,092,159
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call Baa2   3,671,080
12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 A1   12,333,429
6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24
- AGM Insured
No Opt. Call Aa3   6,114,842
Total Illinois 704,227,052
Indiana - 2.2% (1.4% of Total Investments)
2,650 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2   2,606,036
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa2   12,071,138
5,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 AA   5,357,600
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   18,329,580
Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA-   9,170,000
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call AA-   17,182,800
Total Indiana 64,717,154
Iowa - 1.5% (0.9% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
10,045 5.000%, 12/01/50 12/29 at 103.00 BBB-   10,163,833
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   11,086,648
5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
8/23 at 102.00 N/R   4,299,795
10,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Taxable Series 2023C, 4.850%, 7/01/43, (UB) (6)
1/33 at 100.00 AAA   10,248,300
36,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   4,268,704
3,715 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   3,679,336
Total Iowa 43,746,616

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 0.4% (0.2% of Total Investments)
$ 1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+   $ 921,950
Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015:
3,180 5.000%, 9/01/27 9/25 at 100.00 N/R   2,892,242
2,380 5.750%, 9/01/32 9/25 at 100.00 N/R   1,985,301
2,575 6.000%, 9/01/35 9/25 at 100.00 N/R   2,130,091
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,428,450
Total Kansas 10,358,034
Kentucky - 2.0% (1.2% of Total Investments)
6,400 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 BBB-   6,499,712
10,140 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB-   10,227,305
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
4,345 5.000%, 7/01/37 7/25 at 100.00 Baa2   4,390,058
16,715 5.000%, 1/01/45 7/25 at 100.00 Baa2   16,802,252
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
4,360 6.750%, 7/01/43 7/31 at 100.00 Baa2   4,990,718
8,510 6.875%, 7/01/46 7/31 at 100.00 Baa2   9,759,098
5,000 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 BBB+   5,078,700
Total Kentucky 57,747,843
Louisiana - 1.3% (0.8% of Total Investments)
2,435 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
8/23 at 100.00 N/R   2,436,339
12,840 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   11,926,691
Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 1998A:
3,565 5.750%, 7/01/25, (UB) No Opt. Call A2   3,668,456
135 5.750%, 7/01/25, (ETM), (UB) No Opt. Call A2  (5) 141,586
8,970 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 BBB   8,921,741
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015:
1,065 4.250%, 5/15/40 5/25 at 100.00 A3   1,065,042
5,000 5.000%, 5/15/47 5/25 at 100.00 A3   5,051,100
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (5) 1,007,890
3,275 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   3,535,723
Total Louisiana 37,754,568

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 1.4% (0.9% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A:
$ 5,480 4.000%, 7/01/41 7/26 at 100.00 Ba1   $ 4,856,486
10,265 4.000%, 7/01/46 7/26 at 100.00 Ba1   8,642,411
10,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39, (Pre-
refunded 7/01/24)
7/24 at 100.00 A+  (5) 10,150,300
1,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A+   947,860
4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 AA+   2,640,240
8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 AA+   6,290,936
7,695 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 AA+   5,721,694
915 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+   599,279
2,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2023A, 4.600%, 11/15/48
5/32 at 100.00 AA+   1,985,760
Total Maine 41,834,966
Maryland - 2.0% (1.2% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
1,280 5.000%, 9/01/33 9/27 at 100.00 B   1,287,987
3,050 5.000%, 9/01/39 9/27 at 100.00 B   2,914,610
3,025 5.000%, 9/01/46 9/27 at 100.00 B   2,773,169
1,000 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A
2/26 at 100.00 N/R   946,550
Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C:
6,600 2.450%, 9/01/41 9/30 at 100.00 Aa1   4,929,804
12,000 2.550%, 9/01/44 9/30 at 100.00 Aa1   8,768,400
7,975 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 Baa3   6,820,938
13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3   13,550,276
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 A+   5,038,350
1,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 Baa1  (5) 1,521,195
Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016:
2,000 4.750%, 7/01/36, 144A 1/26 at 100.00 N/R   2,007,600
2,300 5.000%, 7/01/46, 144A 1/26 at 100.00 N/R   2,306,624
Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B:
1,335 4.250%, 11/01/37 11/24 at 103.00 B   1,078,907
1,250 4.500%, 11/01/43 11/24 at 103.00 B   999,338
2,650 5.000%, 11/01/47 11/24 at 103.00 B   2,230,213
Total Maryland 57,173,961

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts - 2.8% (1.7% of Total Investments)
Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A:
$ 2,245 5.250%, 7/01/34 7/24 at 100.00 B-   $ 2,079,207
6,195 5.500%, 7/01/44 7/24 at 100.00 B-   5,465,910
Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017:
8,200 4.125%, 10/01/42, 144A 8/23 at 105.00 BB+   6,574,186
3,000 5.000%, 10/01/57, 144A 8/23 at 105.00 BB+   2,624,640
Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015:
2,280 4.500%, 1/01/45 1/25 at 100.00 Baa2   2,150,541
2,085 5.000%, 1/01/45 1/25 at 100.00 Baa2   2,089,629
4,035 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 Baa2   3,373,018
16,280 Massachusetts Development Finance Agency, Revenue Bonds,
Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50,
(UB) (6)
No Opt. Call AAA   19,114,185
900 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 B+   778,581
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA-   7,456,620
7,405 Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB) (6)
No Opt. Call AAA   9,113,186
2,785 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
6/24 at 100.00 AA-   2,670,230
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1:
3,340 2.375%, 12/01/46 6/30 at 100.00 Aa2   2,221,367
3,600 2.450%, 12/01/51 6/30 at 100.00 Aa2   2,247,840
8,310 2.550%, 12/01/56 6/30 at 100.00 Aa2   5,041,345
4,500 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 AA+   3,171,150
3,500 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023-227, 4.900%, 12/01/48
6/32 at 100.00 AA+   3,552,990
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 AA+   1,971,376
425 Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
MWRA Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
8/23 at 100.00 AAA   425,905
Total Massachusetts 82,121,906
Michigan - 2.2% (1.3% of Total Investments)
4,600 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA   5,109,726
3,665 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA   3,676,728
1,000 Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 4.125%,
6/01/48 - AGM Insured
6/33 at 100.00 AA   978,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015:
$ 4,495 4.000%, 11/15/35, (Pre-refunded 5/15/25) 5/25 at 100.00 A-  (5) $ 4,566,561
2,410 4.000%, 11/15/36, (Pre-refunded 5/15/25) 5/25 at 100.00 A-  (5) 2,448,367
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI:
5,470 5.000%, 12/01/45 6/26 at 100.00 AA-   5,573,328
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R  (5) 152,787
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   2,829,673
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-
CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+   906,990
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A:
21,675 2.350%, 12/01/46 12/30 at 100.00 Aa2   14,815,296
8,280 2.500%, 6/01/52 12/30 at 100.00 Aa2   5,431,763
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 Aa2   6,517,200
4,305 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47 , (WI/DD)
10/33 at 100.00 AA-   4,184,546
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D:
3,550 5.000%, 12/01/40 12/25 at 100.00 A   3,632,466
2,730 5.000%, 12/01/45 12/25 at 100.00 A   2,778,321
Total Michigan 63,602,542
Minnesota - 2.0% (1.2% of Total Investments)
Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A:
155 4.000%, 8/01/36 8/26 at 100.00 BB+   131,436
440 4.000%, 8/01/41 8/26 at 100.00 BB+   354,081
1,875 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 BB-   1,768,838
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+   1,720,206
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
8,520 4.250%, 2/15/43 2/28 at 100.00 A-   8,231,342
25,830 4.250%, 2/15/48 2/28 at 100.00 A-   24,407,284
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A:
340 5.250%, 6/01/42 6/32 at 100.00 N/R   323,197
215 5.500%, 6/01/57 6/32 at 100.00 N/R   204,248
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 N/R   1,284,668
1,105 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 4.250%,
1/01/52
1/32 at 100.00 A+   1,087,486
2,225 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 AA+   1,762,400

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I:
$ 2,255 2.150%, 7/01/45 1/30 at 100.00 AA+   $ 1,611,739
3,625 2.200%, 1/01/51 1/30 at 100.00 AA+   2,576,976
5,585 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 AA+   4,501,566
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A:
405 5.000%, 4/01/36 4/26 at 100.00 N/R   334,975
605 5.000%, 4/01/46 4/26 at 100.00 N/R   445,994
1,395 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A   1,383,408
90 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B, 4.250%, 4/01/25
8/23 at 100.00 N/R   88,873
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
2,785 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (5) 2,894,450
3,190 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (5) 3,315,367
Total Minnesota 58,428,534
Mississippi - 0.5% (0.3% of Total Investments)
1,905 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call A1  (5) 1,938,738
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 Aaa   664,840
13,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2023C, 4.650%, 12/01/48, (UB) , (WI/DD)
6/32 at 100.00 Aaa   13,076,050
Total Mississippi 15,679,628
Missouri - 2.4% (1.4% of Total Investments)
1,650 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%,
5/15/31
8/23 at 100.00 A-   1,650,049
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.375%, 12/01/58
12/33 at 100.00 AA-   1,924,920
Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016:
400 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R   373,584
1,520 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R   1,334,575
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 -
AMBAC Insured
No Opt. Call A2   12,814,800
4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/50
5/27 at 100.00 BB-   3,290,773
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
1,575 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   1,463,632
1,055 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   970,283

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 7,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A,
4.000%, 11/15/48
5/28 at 100.00 A+   $ 6,605,458
Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B:
1,410 5.000%, 5/01/40 11/23 at 100.00 BBB-   1,415,372
2,000 5.000%, 5/01/45 11/23 at 100.00 BBB-   2,007,620
7,040 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   6,991,776
5,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   5,092,835
3,825 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/44
2/29 at 100.00 A1   3,644,460
405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   404,972
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
1,650 5.000%, 12/01/35 12/25 at 100.00 N/R   1,565,372
455 5.125%, 12/01/45 12/25 at 100.00 N/R   412,553
4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A-   4,690,455
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue
Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 -
AMBAC Insured
No Opt. Call N/R   11,234,665
Total Missouri 67,888,154
Montana - 0.2% (0.1% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A:
1,175 5.250%, 5/15/37 5/25 at 102.00 N/R   1,048,370
375 5.250%, 5/15/47 5/25 at 102.00 N/R   303,889
Montana Board of Housing, Single Family Mortgage Bonds, Series
2023A:
3,290 4.550%, 12/01/48 , (WI/DD) 12/32 at 100.00 AA+   3,302,798
2,250 4.700%, 6/01/53 , (WI/DD) 12/32 at 100.00 AA+   2,258,213
Total Montana 6,913,270
Nebraska - 1.0% (0.6% of Total Investments)
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
2,125 4.125%, 11/01/36 11/25 at 100.00 A   2,133,585
1,865 5.000%, 11/01/48 11/25 at 100.00 A   1,879,920
7,825 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 AAA   6,091,606
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A:
5,000 4.550%, 9/01/48, (UB) (6) 3/32 at 100.00 AA+   4,913,350
5,000 4.600%, 9/01/53, (UB) (6) 3/32 at 100.00 AAA   4,841,150
3,250 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.650%, 9/01/48
9/32 at 100.00 AAA   3,269,565

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB-   $ 6,867,864
Total Nebraska 29,997,040
Nevada - 1.2% (0.7% of Total Investments)
410 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   391,345
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-21 Black Mountain Ranch, Series 2022:
745 3.500%, 9/01/45 9/31 at 100.00 N/R   546,875
495 4.000%, 9/01/51 9/31 at 100.00 N/R   389,401
23,005 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 AA-   21,982,888
2,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 A   2,161,245
960 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony
Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35,
144A
8/23 at 100.00 N/R   880,896
500 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/37
7/25 at 100.00 BBB-   497,710
3,950 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series
2018A, 4.000%, 6/01/43
12/28 at 100.00 A2   3,720,386
3,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   391,800
3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 N/R   3,128,787
Total Nevada 34,091,333
New Hampshire - 1.2% (0.7% of Total Investments)
13,480 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 AA   12,575,222
11,930 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-1 Class A, 4.375%, 9/20/36
No Opt. Call BBB   11,795,260
5,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%,
11/01/42, 144A
8/23 at 100.00 B3   4,334,100
5,630 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B3   4,331,272
500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 BBB+   492,605
Total New Hampshire 33,528,459
New Jersey - 6.1% (3.7% of Total Investments)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB:
34,310 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 A-  (5) 37,112,441
2,110 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 A-  (5) 2,282,345

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1:
$ 6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call A-   $ 6,981,337
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call A-   5,578,660
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
11,335 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 A-  (5) 11,781,486
655 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R  (5) 680,800
3,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   3,337,804
1,385 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 A-   1,393,850
2,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call A-   1,803,295
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call A   13,659,600
18,025 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
6/24 at 100.00 A-   18,125,940
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA:
13,690 4.750%, 6/15/38 6/25 at 100.00 A-   13,834,293
7,935 5.000%, 6/15/45 6/25 at 100.00 A-   8,025,935
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 A-   5,290,950
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A1   34,738,156
5,000 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 Baa2   4,650,850
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
1,420 5.000%, 6/01/46 6/28 at 100.00 BBB+   1,452,277
1,580 5.250%, 6/01/46 6/28 at 100.00 BBB+   1,639,850
3,180 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   3,181,081
1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM
Insured
No Opt. Call A1   1,386,405
Total New Jersey 176,937,355
New Mexico - 0.2% (0.1% of Total Investments)
3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa   2,412,983
1,635 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C, 4.650%, 9/01/48 , (WI/DD)
9/32 at 100.00 Aaa   1,638,826
Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019A:
670 5.000%, 5/15/44 5/26 at 103.00 BB+   572,528
1,200 5.000%, 5/15/49 5/26 at 103.00 BB+   985,188
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   843,250
Total New Mexico 6,452,775

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York - 9.2% (5.6% of Total Investments)
Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2023A:
$ 1,000 6.400%, 2/01/43 2/33 at 100.00 N/R   $ 1,000,710
2,270 6.650%, 2/01/53 2/33 at 100.00 N/R   2,271,589
10,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/53 , (WI/DD)
11/33 at 100.00 Aaa   11,054,200
14,325 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   14,277,011
1,350 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,351,310
9,320 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   7,321,419
7,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R   5,347,552
14,215 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52,
(UB) (6)
5/32 at 100.00 A-   13,919,470
785 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 -
NPFG Insured
No Opt. Call Baa2   797,780
9,700 Dormitory Authority of the State of New York, Revenue Bonds,
Columbia University, Series 2017A, 5.000%, 10/01/47
No Opt. Call AAA   11,419,131
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   4,118,514
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
2,700 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB-   2,637,360
5,600 5.000%, 12/01/45, 144A 6/25 at 100.00 BBB-   5,351,528
14,950 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   14,626,781
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   2,176,684
2,120 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B, 5.570%, 2/01/41
2/30 at 100.00 N/R   1,955,212
2,695 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A, 6.240%, 2/01/47
2/27 at 100.00 N/R   2,598,600
2,965 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A, 6.760%, 2/01/48
2/28 at 100.00 N/R   2,993,464
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2020A:
400 5.530%, 2/01/40 2/30 at 100.00 N/R   370,224
1,270 5.730%, 2/01/50 2/30 at 100.00 N/R   1,133,996
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
1,210 4.450%, 2/01/41 2/30 at 100.00 A2   951,919
2,380 4.600%, 2/01/51 2/30 at 100.00 A2   1,753,465

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
$ 2,790 5.000%, 11/15/50 5/30 at 100.00 BBB+   $ 2,892,058
3,155 5.250%, 11/15/55 5/30 at 100.00 BBB+   3,314,422
7,495 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
4.000%, 11/15/47
11/30 at 100.00 BBB+   7,030,985
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49
11/30 at 100.00 BBB+   4,644,450
2,210 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call BBB+   2,243,658
7,520 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45
11/30 at 100.00 BBB+   7,132,494
3,585 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   2,925,647
1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014, 5.000%, 7/01/31
7/24 at 100.00 A-   1,014,420
4,400 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.000%, 4/01/41
4/32 at 100.00 A+   4,361,456
20,000 New York City Housing Development Corporation, New
York,  Sustainable Impact Revenue Bonds, Williamsburg Housing
Preservation LP, Series 2020A, 2.800%, 2/01/50
2/28 at 100.00 Aa2   13,795,600
5,000 New York City Housing Development Corporation, New York, House
Impact Revenue Bonds, Green Series 2023A, 4.800%, 2/01/53
8/31 at 100.00 Aa2   5,066,100
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2016 Series BB-1, 5.000%, 6/15/46
6/25 at 100.00 AA+   11,805,449
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2023 Series DD, 4.125%, 6/15/46, (UB) (6)
6/33 at 100.00 AA+   9,992,800
5 New York City, New York, General Obligation Bonds, Fiscal Series
2005M, 5.000%, 4/01/26 - FGIC Insured
8/23 at 100.00 AA   5,008
28,615 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   28,134,268
21,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.125%, 9/15/50
3/30 at 100.00 Aaa   16,850,215
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa1   2,322,893
3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 Aa2   2,596,790
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 Aa1   5,887,960
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 252:
2,140 4.550%, 10/01/48 4/33 at 100.00 Aa1   2,145,222

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 4.650%, 10/01/53 4/33 at 100.00 Aa1   $ 2,001,360
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 AA-   4,793,500
10,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 AA+   9,697,337
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   6,658,373
Total New York 266,740,384
North Carolina - 0.1% (0.0% of Total Investments)
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community
Inc., Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 N/R   1,647,975
Total North Carolina 1,647,975
North Dakota - 2.1% (1.3% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 A-   9,304,942
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 Baa3   4,542,286
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021:
1,000 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 BBB-   749,010
5,000 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 BBB-   3,606,550
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   902,220
2,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023A,, 5.000%, 5/01/48
5/31 at 100.00 Baa2   1,975,300
3,820 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 Aa1   2,949,689
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2022F, 4.250%, 1/01/47
1/32 at 100.00 Aa1   960,560
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023A, 4.700%, 7/01/47
7/32 at 100.00 Aa1   1,003,960
North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D:
1,500 4.500%, 7/01/43 , (WI/DD) 7/32 at 100.00 Aa1   1,495,500
560 4.550%, 7/01/48 , (WI/DD) 7/32 at 100.00 Aa1   560,470
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
8,300 5.000%, 6/01/38 6/28 at 100.00 BB+   7,397,707
1,700 5.000%, 6/01/43 6/28 at 100.00 BB+   1,434,154
28,050 5.000%, 6/01/53 6/28 at 100.00 BB+   22,045,056
2,535 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R   1,140,750
Total North Dakota 60,068,154
Ohio - 8.9% (5.3% of Total Investments)
2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 BBB+   1,545,640

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 70,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   $ 8,986,756
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1:
52,465 3.000%, 6/01/48 6/30 at 100.00 BBB+   40,254,821
8,150 4.000%, 6/01/48 6/30 at 100.00 BBB+   7,511,855
36,785 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   34,240,949
Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement Series 2017:
2,750 5.250%, 11/01/37 11/27 at 100.00 N/R   2,584,120
3,200 5.250%, 11/01/47 11/27 at 100.00 N/R   2,788,416
5,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 BB-   4,363,800
37,150 Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB) (6)
6/24 at 100.00 A1   37,190,122
Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A:
1,165 4.000%, 9/01/40 9/29 at 100.00 BB+   1,006,280
1,750 4.000%, 9/01/45 9/29 at 100.00 BB+   1,424,028
2,000 5.000%, 9/01/49 9/29 at 100.00 BB+   1,834,600
6,840 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   6,443,006
4,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017A, 3.250%, 12/01/42
12/27 at 100.00 AA-   3,418,240
Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call A1   4,760,622
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call A1   6,890,700
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
8/23 at 100.00 Ba2   11,094,120
8,500 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23 (4)
No Opt. Call N/R   85
1,050 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23 (4)
No Opt. Call N/R   11
2,020 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R   20
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R   10
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   24,955,049
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   487,138

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,240 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 A+   $ 1,467,540
1,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33 (4)
No Opt. Call N/R   16
1,130 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   11
20,505 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   19,772,151
20,480 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   19,748,045
3,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   2,464,230
1,330 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   1,321,953
9,495 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 N/R   9,719,652
Total Ohio 256,273,986
Oklahoma - 1.0% (0.6% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
3,965 5.500%, 8/15/52 8/28 at 100.00 BB-   3,949,219
20,510 5.500%, 8/15/57 8/28 at 100.00 BB-   20,197,838
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022:
1,150 5.500%, 8/15/41 8/32 at 100.00 N/R   1,106,473
1,390 5.500%, 8/15/44 8/32 at 100.00 N/R   1,326,699
2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   2,285,712
Total Oklahoma 28,865,941
Oregon - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A:
500 5.125%, 11/15/40 11/25 at 102.00 N/R   474,930
220 5.250%, 11/15/50 11/25 at 102.00 N/R   202,655
315 5.375%, 11/15/55 11/25 at 102.00 N/R   291,227
Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,000 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R  (5) 1,024,540
800 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R  (5) 820,536
Total Oregon 2,813,888

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 5.0% (3.0% of Total Investments)
$ 14,790 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A   $ 13,339,545
2,540 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   2,542,997
Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A:
13,235 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   13,235,000
3,145 3.500%, 4/01/41 (4) No Opt. Call N/R   31
1,245 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   12
1,240 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   12
9,365 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   6,892,827
20,970 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 B   13,604,497
Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016:
2,410 5.125%, 3/15/36 3/27 at 100.00 BBB-   2,456,706
6,420 5.125%, 3/15/46 3/27 at 100.00 BBB-   6,426,998
1,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 Baa3   943,680
10,850 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured, (UB) (6)
6/28 at 100.00 A1   10,703,525
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
395 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (5) 404,365
170 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (5) 174,031
435 5.000%, 1/01/29 1/25 at 100.00 BBB+   437,928
2,500 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A-   2,552,125
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series
2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB-   1,133,963
820 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47, (Pre-
refunded 12/01/23)
12/23 at 100.00 N/R  (5) 824,969
1,750 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 N/R   1,653,855
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A:
11,030 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (5) 11,345,458
1,200 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (5) 1,234,320
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 AA+   2,790,445

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 AA+   $ 2,228,049
13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 Aa3   14,482,647
3,705 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   3,779,285
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   11,995,940
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3   15,275,550
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3   4,823,800
Total Pennsylvania 145,282,560
Puerto Rico - 7.2% (4.4% of Total Investments)
4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R   1,413,425
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   2,084,837
3,780 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   3,812,281
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
2,000 5.000%, 7/01/30, 144A No Opt. Call N/R   2,070,780
6,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   6,083,700
19,925 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   19,731,728
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
7,500 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   7,671,825
7,510 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   6,623,144
8,070 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R   6,880,886
145 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+   147,055
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
2,000 0.000%, 7/01/29 7/28 at 98.64 N/R   1,564,120
668 4.500%, 7/01/34 7/25 at 100.00 N/R   663,992
51,406 0.000%, 7/01/46 7/28 at 41.38 N/R   14,727,305
26,156 0.000%, 7/01/51 7/28 at 30.01 N/R   5,586,921
13,340 4.750%, 7/01/53 7/28 at 100.00 N/R   12,666,063
28,314 5.000%, 7/01/58 7/28 at 100.00 N/R   27,627,669
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 N/R   662,810
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
8,056 4.329%, 7/01/40 7/28 at 100.00 N/R   7,603,494
19,384 4.329%, 7/01/40 7/28 at 100.00 N/R   18,295,201
9,495 4.784%, 7/01/58 7/28 at 100.00 N/R   8,963,375
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
3,801 5.625%, 7/01/29 No Opt. Call N/R   4,067,488
5,692 5.750%, 7/01/31 No Opt. Call N/R   6,214,867
21,437 0.000%, 7/01/33 7/31 at 89.94 N/R   13,092,862
10,314 4.000%, 7/01/33 7/31 at 103.00 N/R   9,809,862

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 8,608 4.000%, 7/01/35 7/31 at 103.00 N/R   $ 7,973,504
10,689 4.000%, 7/01/37 7/31 at 103.00 N/R   9,606,204
3,646 4.000%, 7/01/41 7/31 at 103.00 N/R   3,139,899
986 4.000%, 7/01/46 7/31 at 103.00 N/R   823,951
Total Puerto Rico 209,609,248
Rhode Island - 2.2% (1.3% of Total Investments)
1,000 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 6.000%,
9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (5) 1,001,980
3,430 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.100%,
10/01/44
4/29 at 100.00 AA+   2,914,985
11,005 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.550%, 10/01/42
4/31 at 100.00 AA+   8,328,474
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/23 at 18.23 CCC-   49,083,902
2,600 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   2,565,160
Total Rhode Island 63,894,501
South Carolina - 2.5% (1.5% of Total Investments)
7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call A-   5,722,572
1,990 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022B, 4.350%, 7/01/47
7/31 at 100.00 Aaa   1,928,151
1,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.900%, 7/01/48
7/32 at 100.00 Aaa   1,020,390
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A:
890 5.000%, 4/01/49 4/26 at 103.00 BBB-   776,222
1,165 4.000%, 4/01/54 4/26 at 103.00 BBB-   792,503
1,630 5.000%, 4/01/54 4/26 at 103.00 BBB-   1,386,478
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020:
405 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R   370,571
1,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R   840,840
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding
Series 2017B:
1,000 5.000%, 5/01/37 8/23 at 104.00 N/R   871,500
750 5.000%, 5/01/42 8/23 at 104.00 N/R   614,940
41,325 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   41,534,105
7,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 3.000%,
12/01/41 - BAM Insured
12/30 at 100.00 A3   6,145,730
7,085 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   7,108,026

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 A-   $ 4,546,150
Total South Carolina 73,658,178
South Dakota - 1.1% (0.7% of Total Investments)
12,435 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1   12,646,519
3,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 A1   3,854,871
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 AAA   4,530,540
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A:
6,250 4.350%, 11/01/43, (UB) (6) 11/31 at 100.00 AAA   6,265,687
4,000 4.550%, 5/01/48, (UB) (6) 11/31 at 100.00 AAA   4,008,520
Total South Dakota 31,306,137
Tennessee - 0.5% (0.3% of Total Investments)
1,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 Baa2   1,355,710
1,490 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019, 4.000%, 11/15/48
2/29 at 100.00 A   1,357,569
2,645 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37 (4)
7/27 at 100.00 N/R   1,842,031
4,100 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   4,351,207
855 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 AA+   666,225
1,500 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-2A, 4.550%, 7/01/48, (UB) (6)
7/32 at 100.00 AA+   1,487,190
10,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R   2,200,000
Total Tennessee 13,259,932
Texas - 12.2% (7.4% of Total Investments)
3,465 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   3,572,172
2,910 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   2,999,628
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 AA-   5,594,368
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital,
Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement
Series 2015, 5.000%, 12/01/45
12/25 at 100.00 BB   2,291,500
2,225 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   2,289,169

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,960 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Areas 2-5
Major Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   $ 4,081,968
360 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R   363,776
3,940 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/49
1/30 at 100.00 A-   4,093,699
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 A-   3,483,141
13,685 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 A3  (5) 14,163,427
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 A-   5,369,790
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A:
765 4.350%, 12/01/42 8/23 at 100.00 BBB-   700,312
685 4.400%, 12/01/47 8/23 at 100.00 BBB-   611,129
4,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   4,000,960
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016:
445 5.750%, 9/01/28 9/23 at 103.00 N/R   458,679
710 6.500%, 9/01/46 9/23 at 103.00 N/R   731,783
2,520 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A, 6.375%, 9/01/42, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R  (5) 2,525,645
400 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   387,600
1,255 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%,
5/01/38
8/23 at 100.00 Baa2   1,233,326
10,010 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
8/23 at 100.00 Baa2   9,751,642
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B:
20,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (5) 20,061,200
10,000 5.000%, 4/01/53, (Pre-refunded 10/01/23), (UB) 10/23 at 100.00 N/R  (5) 10,026,500
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228:
5,470 6.318%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (6) 10/23 at 100.00 N/R  (5) 5,528,201
2,550 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City
of Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured
10/32 at 100.00 AA   2,530,671
4,255 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   4,320,697
5,175 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement, Green Series 2023A, 4.000%, 9/15/48
9/33 at 100.00 Aaa   5,079,987
4,080 Harris County, Texas, General Obligtion Toll Road Revenue Bonds,
Tender Option Bond Trust 2015-XF0074, 6.306%, 8/15/32 - AGM
Insured, 144A, (IF)
No Opt. Call AAA   6,516,413

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 A1   $ 1,726,380
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 BBB   6,029,160
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB   7,368,474
1,940 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2  (5) 1,031,033
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A:
2,295 0.000%, 12/01/42 12/31 at 68.27 BBB-   808,092
3,000 0.000%, 12/01/43 12/31 at 65.48 BBB-   995,520
3,000 0.000%, 12/01/44 12/31 at 62.57 BBB-   940,980
4,000 0.000%, 12/01/45 12/31 at 59.85 BBB-   1,185,720
7,165 0.000%, 12/01/46 12/31 at 57.36 BBB-   2,006,773
7,580 0.000%, 12/01/47 12/31 at 55.10 BBB-   2,005,516
7,095 0.000%, 12/01/48 12/31 at 52.91 BBB-   1,773,041
7,550 0.000%, 12/01/49 12/31 at 50.78 BBB-   1,781,649
5,140 0.000%, 12/01/50 12/31 at 48.73 BBB-   1,143,907
4,000 0.000%, 12/01/51 12/31 at 46.73 BBB-   836,800
5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 AAA   4,659,150
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A1   3,643,577
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call A1   4,187,062
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 A   4,724,571
17,000 Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM
Insured, (ETM)
No Opt. Call A1  (5) 21,395,180
940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 A-   964,177
6,665 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A,
5.000%, 2/15/58, (UB) , (WI/DD)
2/33 at 100.00 AAA   7,165,142
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A   1,014,040
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
3,095 5.750%, 12/01/33 12/25 at 100.00 B1   3,150,710
3,125 6.125%, 12/01/38 12/25 at 100.00 B1   3,168,562
1,000 Montgomery County Toll Road Authority, Texas, Toll Road Revenue
Bonds, Senior Lien Series 2018, 5.000%, 9/15/48
9/25 at 100.00 BBB-   999,980
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project,
Series 2016:
2,335 5.000%, 11/01/46 11/23 at 103.00 BB   1,831,364
6,015 5.000%, 11/01/51 11/23 at 103.00 BB   4,583,670
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   610,237

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 210 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (5) $ 219,664
4,530 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 A1   4,542,639
820 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - San Antonio 1, L.L.C. - Texas A&M University - San
Antonio Project, Series 2016A, 5.000%, 4/01/48, (Pre-refunded
4/01/26)
4/26 at 100.00 N/R  (5) 855,604
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A:
1,000 5.000%, 4/01/34, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 1,010,390
2,200 5.000%, 4/01/39, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 2,222,858
1,600 5.000%, 4/01/46, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 1,616,624
5,540 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/39, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (5) 5,597,561
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
2,590 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (5) 3,262,649
3,910 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (5) 5,003,119
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A2   2,021,780
610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   613,678
1,080 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward?s University Project, Series 2016,
4.000%, 6/01/41
6/26 at 100.00 BBB   935,939
1,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2023B, 4.000%, 2/01/43
8/33 at 100.00 AA-   989,850
1,870 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (5) 1,872,917
19,955 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   18,727,169
3,955 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate
Series 2012, 4.125%, 12/01/45
2/25 at 100.00 Baa2   3,462,405
2,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 AA+   2,541,428
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A:
7,155 2.250%, 9/01/46 3/30 at 100.00 AA+   4,898,742
6,905 2.350%, 9/01/51 3/30 at 100.00 AA+   4,516,699
2,415 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2023A, 4.600%, 9/01/43
9/32 at 100.00 Aaa   2,437,653

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
$ 5,810 4.000%, 12/31/36 12/30 at 100.00 Baa2   $ 5,596,366
2,735 4.000%, 6/30/37 12/30 at 100.00 Baa2   2,613,594
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B:
11,280 0.000%, 8/15/36 8/24 at 59.60 A3   6,175,462
10,000 0.000%, 8/15/37 8/24 at 56.94 A3   5,170,900
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
5,230 5.000%, 8/15/37 8/24 at 100.00 Baa1   5,278,534
31,775 5.000%, 8/15/42 8/24 at 100.00 Baa1   31,991,388
7,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa2   7,564,350
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   4,089,580
1,530 Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53 ,
(WI/DD)
8/33 at 100.00 Aaa   1,512,099
970 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
11/23 at 100.00 N/R   974,491
Total Texas 352,813,982
Utah - 0.3% (0.2% of Total Investments)
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A:
510 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R   410,917
1,095 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R   833,952
5,085 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 6.000%, 3/01/53, 144A
9/27 at 103.00 N/R   5,075,593
3,360 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R   2,392,555
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   378,145
Total Utah 9,091,162
Vermont - 0.1% (0.0% of Total Investments)
1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 N/R   1,450,733
Total Vermont 1,450,733
Virgin Islands - 0.2% (0.1% of Total Investments)
1,790 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
8/23 at 100.00 A1   1,791,181
4,715 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   4,512,208
Total Virgin Islands 6,303,389

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.1% (0.7% of Total Investments)
Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015:
$ 1,180 5.300%, 3/01/35, (Pre-refunded 3/01/25) 3/25 at 100.00 N/R  (5) $ 1,215,447
1,085 5.600%, 3/01/45, (Pre-refunded 3/01/25) 3/25 at 100.00 N/R  (5) 1,123,160
5,500 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.000%, 7/01/60
7/30 at 100.00 AA   5,897,650
James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A:
1,115 4.000%, 12/01/40 12/27 at 103.00 N/R   947,382
2,690 4.000%, 12/01/50 12/27 at 103.00 N/R   2,075,577
2,000 Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45,
144A
9/27 at 100.00 N/R   1,875,380
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.250%,
7/01/35, 144A
7/25 at 100.00 Ba3   1,004,460
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 4.700%, 8/01/48 , (WI/DD)
8/32 at 100.00 AA+   3,028,980
10,480 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%,
12/01/49
6/30 at 100.00 A+   9,959,983
1,995 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   2,017,224
2,605 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg Properties
LLC - William and Mary Project Series 2023A, 4.125%, 7/01/58 - AGM
Insured
7/33 at 100.00 AA   2,504,499
Total Virginia 31,649,742
Washington - 1.2% (0.7% of Total Investments)
5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 AA-   5,128,850
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C:
4,120 5.000%, 10/01/44 10/24 at 100.00 A   4,077,358
880 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R  (5) 894,071
Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A:
5,450 5.000%, 1/01/46, 144A 1/25 at 102.00 BB   4,318,744
3,650 5.000%, 1/01/51, 144A 1/25 at 102.00 BB   2,793,929
21,510 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB) (6)
No Opt. Call AA+   18,246,933
Total Washington 35,459,885
West Virginia - 0.4% (0.2% of Total Investments)
1,900 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R   1,951,661

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 440 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   $ 396,510
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/43
1/29 at 100.00 Baa2   961,200
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A:
2,750 4.250%, 6/01/47, (UB) (6) 6/33 at 100.00 A   2,691,480
5,000 4.375%, 6/01/53, (UB) (6) 6/33 at 100.00 A   4,873,250
Total West Virginia 10,874,101
Wisconsin - 4.3% (2.6% of Total Investments)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A:
1,750 5.000%, 2/01/36, 144A 2/26 at 100.00 N/R   1,664,058
305 5.125%, 2/01/46, 144A 2/26 at 100.00 N/R   280,746
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   1,428,286
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47, 144A
6/24 at 100.00 N/R   431,225
1,480 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R   1,416,419
6,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.625%, 6/15/37, 144A
6/24 at 100.00 N/R   5,488,500
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A:
1,000 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R   1,000,960
1,790 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R   1,756,438
1,500 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 6.250%,
6/15/53, 144A
6/33 at 100.00 N/R   1,473,975
15,205 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52, (UB) (6)
10/32 at 100.00 AA-   14,234,921
35,100 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   32,014,710
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   1,020,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A:
1,055 5.000%, 12/01/27 No Opt. Call BBB   1,071,121
1,815 5.200%, 12/01/37 12/27 at 100.00 BBB   1,849,630
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020:
1,225 5.000%, 4/01/40, 144A 4/30 at 100.00 BB   1,199,152
75 5.000%, 4/01/40, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 N/R  (5) 84,942
4,520 5.000%, 4/01/50, 144A 4/30 at 100.00 BB   4,211,420
245 5.000%, 4/01/50, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 N/R  (5) 277,477

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A:
$ 4,050 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB-   $ 4,050,243
1,575 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB-   1,529,561
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 BBB-   2,446,050
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012:
11,000 5.000%, 6/01/32 8/23 at 100.00 A3   11,001,980
1,000 5.000%, 6/01/39 8/23 at 100.00 A3   992,740
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
2,405 4.000%, 10/01/51 10/28 at 102.00 N/R   1,716,737
3,845 4.000%, 10/01/61 10/28 at 102.00 N/R   2,572,574
1,450 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R   1,382,865
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest Obligated
Group, Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 N/R   807,210
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014:
1,000 5.375%, 10/01/44 8/23 at 102.00 N/R   870,490
1,500 5.500%, 10/01/49 8/23 at 102.00 N/R   1,305,600
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 BBB+   2,964,570
2,275 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   1,537,218
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/34
7/24 at 100.00 A   1,014,480
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/54
11/26 at 103.00 N/R   1,430,420
10,520 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1   9,809,269
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
2,565 5.000%, 12/01/44 8/23 at 102.00 N/R   2,157,909
1,775 5.250%, 12/01/49 8/23 at 102.00 N/R   1,516,595
Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A:
2,800 3.150%, 11/01/44 11/28 at 100.00 Aa3   2,249,856
3,000 3.200%, 11/01/49 11/28 at 100.00 Aa3   2,292,660
Total Wisconsin 124,553,007
Wyoming - 0.1% (0.1% of Total Investments)
2,500 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1, 4.400%, 12/01/43
6/32 at 100.00 AA+   2,475,775
Total Wyoming 2,475,775
Total Municipal Bonds
(cost $4,820,541,971) 4,686,630,929

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
Shares Description (1) Value
X – COMMON STOCKS - 2 .2% ( 1 .4 % of Total Investments)
X 65,049,961
Electric Utilities - 0.4% (0.3% of Total Investments)
67,198 Talen Energy Corp (9) $ 3,499,336
181,298 Talen Energy Supply LLC (9) 9,441,093
Total Electric Utilities 12,940,429
Independent Power and Renewable Electricity Producers - 1.8% (1.1% of Total Investments)
676,308 Energy Harbor Corp (9),(10) 52,109,532
Total Independent Power and Renewable Electricity Producers 52,109,532
Total Common Stocks
(cost $21,375,497) 65,049,961
Total Long-Term Investments
(cost $4,841,917,468) 4,751,680,890
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.6% (0.9% of Total Investments)
– MUNICIPAL BONDS - 1 .6% ( 0 .9 % of Total Investments)
X 44,670,000
Florida - 0.5% (0.3% of Total Investments)
$ 15,000 JEA, Florida, Electric System Revenue Bonds, Variable Rate Demand
Obligations Series Three 2008C-2, 3.920%, 10/01/34, (Mandatory Put
8/7/2023) (11)
7/23 at 100.00 A+ $ 15,000,000
Total Florida 15,000,000
Georgia - 0.2% (0.1% of Total Investments)
5,420 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Tender Option
Bond Series 2020-XM0871, 4.230%, 1/01/26, (Mandatory Put
8/7/2023), 144A (11)
No Opt. Call A+ 5,420,000
Total Georgia 5,420,000
Michigan - 0.2% (0.1% of Total Investments)
6,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-III, 4.100%, 10/15/42, (Mandatory Put
8/7/2023) (11)
7/23 at 100.00 Aa2 6,500,000
Total Michigan 6,500,000
New York - 0.2% (0.1% of Total Investments)
5,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales
Tax Green Series 2022-XF1321, 4.300%, 5/15/28, (Mandatory Put
8/7/2023), 144A (11)
No Opt. Call A- 5,000,000
Total New York 5,000,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 0.5% (0.3% of Total Investments)
$ 12,750 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Tender Option Bond Floater
2016-XM0380, 4.060%, 12/01/23, (Mandatory Put 8/7/2023), 144A
(11)
No Opt. Call AA+ $ 12,750,000
Total Ohio 12,750,000
Total Municipal Bonds
(cost $44,670,000) 44,670,000
Total Short-Term Investments
(cost $44,670,000) 44,670,000
Total Investments
(cost $ 4,886,587,468 ) - 165 .8% 4,796,350,890
Floating Rate Obligations - (7.4)% (213,470,000)
MFP Shares, Net - (17.8)%(12) (515,891,063)
VRDP Shares, Net- (42.6)%(13) (1,233,878,364)
Other Assets & Liabilities, Net -  2.0% 60,599,718
Net Assets Applicable to Common Shares - 100% $ 2,893,711,181
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,686,541,033 $ 89,896 $ 4,686,630,929
Common Stocks – 65,049,961 – 65,049,961
Short-Term Investments:
Municipal Bonds – 44,670,000 – 44,670,000
Total
$ – $ 4,796,260,994 $ 89,896 $ 4,796,350,890
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NVG
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%,
3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12) MFP Shares, Net as a percentage of Total Investments is 10.8%.
(13) VRDP Shares, Net as a percentage of Total Investments is 25.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.